Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 170,000	Taxes	UNITED STATES	Government of the United States of America	Deer Trail	Mag Silver Corp	Open Pit
#: 2
	55,000	Fees	CANADA	Apitipi Anicinapek First Nations	Larder	Mag Silver Corp	Open Pit
#: 3
	55,000	Fees	CANADA	Matachewan First Nations	Larder	Mag Silver Corp	Open Pit
#: 4
	$ 310,000	Taxes	MEXICO	Tax Adminstration Service	Cinco de Mayo	Mag Silver Corp	Open Pit